SECURED PROMISSORY NOTE - Schedule of Debt Conversions (Details) - USD ($)			3 Months Ended
	Dec. 18, 2020	Dec. 09, 2020	Mar. 03, 2019
Class Of Stock [Line Items]
Principal Converted		$ 600,000
Common Shares Issued	105,000,000,000	872,093,023
Secured Debt | Aggregate Global Ichiban Secured Promissory Notes
Class Of Stock [Line Items]
Principal Converted			$ 115,000
Common Shares Issued			9,595,327
Interest converted to Principal			$ 171,152